Securities - Schedule of Unrealized Gains and Losses (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 110,894	$ 113,209
Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	110,097	112,197
Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	1,126	1,369
Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(329)	(357)
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	110,894	113,209
Canadian federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	44,932	44,894
Canadian federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	290	443
Canadian federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(10)	(2)
Canadian federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	45,212	45,335
Canadian provincial and municipal governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	6,932	5,525
Canadian provincial and municipal governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	110	132
Canadian provincial and municipal governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(16)	(13)
Canadian provincial and municipal governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	7,026	5,644
U.S. federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	18,399	20,515
U.S. federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	264	327
U.S. federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(41)	(33)
U.S. federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	18,622	20,809
U.S. states, municipalities and agencies | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,751	5,622
U.S. states, municipalities and agencies | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	73	77
U.S. states, municipalities and agencies | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(53)	(65)
U.S. states, municipalities and agencies | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,771	5,634
Other governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	3,594	4,039
Other governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	23	35
Other governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(3)	(9)
Other governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	3,614	4,065
NHA MBS, U.S. agency MBS and CMO | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,154	26,946
NHA MBS, U.S. agency MBS and CMO | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	318	291
NHA MBS, U.S. agency MBS and CMO | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(194)	(222)
NHA MBS, U.S. agency MBS and CMO | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,278	27,015
Corporate debt | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,169	4,491
Corporate debt | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	25	37
Corporate debt | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(12)	(13)
Corporate debt | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,182	4,515
Corporate equity | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	166	165
Corporate equity | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	23	27
Corporate equity | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	0
Corporate equity | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 189	$ 192